DECHERT PRICE & RHOADS
                              1775 EYE STREET,N.W.
                              WASHINGTON, DC 20006




                                February 9, 2000

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   Marsico Investment Fund
            File Nos. 333-36975 and 811-8397

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Marsico Investment Fund, a registered management investment company (the "Trust"), that the form of Prospectus and Statement of Additional Information for the Trust's three investment series that would have been filed under Rule 497(c) does not differ from that contained in the Trust's Post-Effective Amendment No. 3 which was filed with the Commission on January 28, 2000. The text of Post-Effective Amendment No. 3 was filed electronically.

      Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions or comments concerning this filing.

                                          Very truly yours,


                                          /s/ Patrick W.D. Turley